Other Operating Expense (Details) - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Directors' fees	$ 434,000	$ 410,000		$ 792,000	$ 245,000	$ 844,000	$ 1,037,000	$ 1,941,000	$ 1,093,000	$ 1,147,000
Consultant fees	508,000	470,000		298,000	212,000	978,000	510,000	1,708,000	1,548,000	1,064,000
Marketing expense	119,000	219,000		317,000	317,000	338,000	634,000	1,295,000	1,086,000	509,000
Historic tax credit amortization	631,000	632,000		631,000	632,000	1,263,000	1,263,000	2,526,000	2,717,000	2,718,000
Virginia franchise tax	630,000	243,000		600,000	233,000	1,260,000	1,200,000	2,492,000	2,366,000	2,249,000
(Recapture of) Provision for off-balance sheet exposure		267,300				170,000.0		0	0	(1,380,000)
Network expense	483,000	429,000		418,000	394,000	912,000	812,000	1,693,000	1,592,000	1,459,000
FDIC assessment	686,000	734,000		345,000	702,000	1,033,000	680,000	958,000	920,000	460,000
IT related	466,000	491,000		504,000	412,000	957,000	916,000	1,980,000	1,306,000	965,000
(Gain)/loss on sale of buildings		0	$ (3,700,000)		6,000	0	6,000	(4,533,000)	(1,063,000)	7,000
Legal expense	328,000	305,000		412,000	175,000	633,000	587,000	986,000	275,000	369,000
Audit expense	213,000	307,000		175,000	92,000	520,000	267,000	705,000	302,000	220,000
Other	1,520,000	1,367,000		1,366,000	1,258,000	2,887,000	2,624,000	5,668,000	5,627,000	5,963,000
Total	$ 6,018,000	$ 5,607,000		$ 5,858,000	$ 4,672,000	$ 11,625,000	$ 10,530,000	$ 17,419,000	$ 17,769,000	$ 15,750,000